STOCKHOLDERS' EQUITY (Details Textual) (USD $)	1 Months Ended		12 Months Ended		101 Months Ended	122 Months Ended	12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended				101 Months Ended
	Feb. 28, 2013	May 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Apr. 08, 2011	Dec. 31, 2012	Dec. 31, 2012 Class B Warrants [Member]	Oct. 11, 2012 Class B Warrants [Member]	Sep. 10, 2012 Class B Warrants [Member]	Dec. 31, 2012 Placement Agent Advisory Fees [Member]	Dec. 31, 2012 April Private Placement [Member]	Dec. 31, 2011 December Underwritten Offering [Member]	Dec. 06, 2011 December Underwritten Offering [Member]	Dec. 31, 2012 June Public Offering [Member]	Dec. 31, 2012 June Public Offering [Member] Ninety Day Warrant [Member]	Dec. 31, 2012 June Public Offering [Member] Five Year Warrant [Member]	Dec. 31, 2012 June Public Offering [Member] Underwritten Offering [Member]	Dec. 31, 2012 November 2012 Private Placement [Member]	Dec. 31, 2012 November 2012 Private Placement [Member] Ninety Day Warrant [Member]	Dec. 31, 2012 November 2012 Private Placement [Member] Five Year Warrant [Member]	Apr. 08, 2011 Cellectar [Member]
Private Placement Units Sold				6,846,537							6,846,537
Number Of Common Shares Comprised In Each Private Placement Unit											one share
Number Of Warrants Comprised In Each Private Placement Unit											one share
Proceeds From Issuance Of Private Placement (in dollars)				$ 5,135,000							$ 5,135,000
Warrants Expiration Date	Feb. 04, 2018						Oct. 11, 2012			Mar. 31, 2016	Mar. 31, 2016	Dec. 06, 2016		Jun. 13, 2017				Jan. 31, 2013
Relative Fair Value Of Warrants Issued (in dollars)											2,124,286		2,350,320	1,994,631				742,921
Fair Value Of Warrants Issued (in dollars)										112,096							255,703
Percentage Of Liquidation Damages Per Month Until Registration Statement Is Filed Or Declared Effective											1.50%
Maximum Percentage Of Liquidation Damages On Aggregate Purchase Price											5.00%
Investment Banking, Advisory, Brokerage, and Underwriting Fees and Commissions (in dollars)										200,000		302,000					379,456
Number Of Warrants Issued										192,931
Number Of Warrants Issued In Connection With Sale Of Common Stock												10,081,667						2,000,000
Issuance of common stock (in shares)					17,001,596							10,081,667		5,420,800							12,559,218
Number Of Shares Issuable Upon Exercise Of Outstanding Warrants			21,512,459			21,512,459					6,058,811			2,981,440	5,420,800	2,710,400	271,040		2,000,000	1,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)								1.00		0.75	0.75		0.6	1.25	1.00	1.25	1.25		1.00	1.25
Gross Proceeds From Issuance Of Common Stock (in dollars)												6,049,000		5,420,800				2,000,000
Proceeds From Issuance Of Common Stock (in dollars)			6,838,774	10,164,546	21,710,000	38,713,028						5,298,140		4,870,978
Number Of Shares Of Common Stock Held For Resale											4,000,000
Warrants Expiration Date One		Sep. 11, 2012					Sep. 11, 2012
Warrant Exercise Price One (in dollars per share)		$ 1.00
Warrants Expiration Date Two														Sep. 11, 2012
Warrants Amended To Purchase Common Stock									5,255,000
Warrants For Purchase Common Stock							15,000
Common stock, shares issued			46,397,997	36,907,824		46,397,997
Warrants Exercisable For Common Stock							4,332,500
Proceeds from exercise of warrants			1,088,300	0		1,338,300	1,088,300
DEEMED DIVIDEND ON WARRANTS			(543,359)	0		(543,359)	543,359
Warrants Outstanding after the Reverse Stock Split				315,164
Issuance of common stock upon cashless exercise of warrants and reclassification of derivative liability to additional paid-in-capital			43,855	48,339
Long Term Restricted Asset			$ 2,000,000			$ 2,000,000